WELLS
                                  MUTUAL FUNDS



October 5, 2006


U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


     Re:  Wells Family of Real Estate Funds
          File Nos. 811-08355 and 333-35677


Ladies and Gentlemen:

     On behalf of Wells Family of Real Estate Funds (the "Trust"), attached for filing is Post-Effective Amendment No. 13 (the "Amendment") to the Trust's registration statement on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940.

     The Amendment, which is being filed pursuant to Rule 485(a) under the Securities Act of 1933, is for the purpose of establishing a new series of the Registrant, the Wells Dow Jones Wilshire Global RESI Index Fund.

     Please contact Tina Bloom at 513-587-3418 if you have any questions or comments concerning this filing.


Very truly yours,

/s/ John F. Splain

John F. Splain
Secretary




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P.O. Box 46707      Cincinnati, Ohio 45247-0707      Phone: 1-800-282-1581      Fax: 513-587-3450      www.wellsref.com
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